Restructuring Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended					1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 June 2012 Plan [Member] Person	Dec. 31, 2013 June 2012 Plan [Member] Continuing Operations [Member]	Dec. 31, 2013 June 2012 Plan [Member] Discontinuing Operations [Member]	Dec. 31, 2013 June 2013 Plan [Member] Person	Dec. 31, 2013 June 2013 Plan [Member] Continuing Operations [Member]	Dec. 31, 2013 June 2013 Plan [Member] Discontinuing Operations [Member]	Apr. 30, 2011 April 2011 Plan [Member] Person	Jun. 30, 2011 April 2011 Plan [Member] Continuing Operations [Member]	Jun. 30, 2011 April 2011 Plan [Member] Discontinuing Operations [Member]	Dec. 31, 2011 October 2011 Plan [Member] Person	Dec. 31, 2011 October 2011 Plan [Member] Continuing Operations [Member]	Dec. 31, 2011 October 2011 Plan [Member] Discontinuing Operations [Member]	Dec. 31, 2013 December 2012 Plan [Member] Person	Dec. 31, 2013 December 2012 Plan [Member] Continuing Operations [Member]	Dec. 31, 2012 December 2012 Plan [Member] Continuing Operations [Member]	Dec. 31, 2013 December 2012 Plan [Member] Discontinuing Operations [Member]	Dec. 31, 2012 December 2012 Plan [Member] Discontinuing Operations [Member]
Restructuring Charges [Abstract]
Elimination of workforce				250			350			30			100			190
Restructuring and impairment charges	$ 10,455	$ 3,437	$ 2,389		$ 2,100	$ 3,100		$ 11,500	$ 1,400		$ 500	$ 200		$ 2,100	$ 300		$ 200	$ 2,400	$ 600	$ 1,000